Federated Hermes Ohio Municipal Income Fund Expense Example - Federated Hermes Ohio Municipal Income Fund	Aug. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 565
Expense Example, with Redemption, 3 Years	808
Expense Example, with Redemption, 5 Years	1,070
Expense Example, with Redemption, 10 Years	1,817
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,143